Loans and borrowings (Details 5) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	₨ 693	₨ 707
Interest	282	310
Future minimum lease payments	975	1,017
Not later than one year
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	63	110
Interest	57	77
Future minimum lease payments	120	187
Between one and five years
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	257	217
Interest	159	149
Future minimum lease payments	416	366
More than five years
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	373	380
Interest	66	84
Future minimum lease payments	₨ 439	₨ 464